Accounts receivable (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($)
Accounts receivable
Trade accounts receivable	$ 29,457
Sales taxes receivable	212,900
Total accounts receivable	$ 242,357
Number of customers holding over 10% of balance | customer	1	1
Portion of balance held	94.00%
Bad debt expense	$ 0	$ 0	$ 0